Equity investments (Details)	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Apr. 30, 2010 Zhizhu Network CNY	Dec. 31, 2013 Zhizhu Network CNY	Dec. 31, 2012 Zhizhu Network CNY	Feb. 28, 2013 Unknown Worlds CNY	Aug. 31, 2011 Unknown Worlds CNY	Dec. 31, 2013 Unknown Worlds CNY	Dec. 31, 2012 Unknown Worlds CNY	Dec. 31, 2013 Venture Capital Fund CNY	Dec. 31, 2012 Venture Capital Fund CNY	Jul. 31, 2013 Youtang CNY	Dec. 31, 2013 Youtang CNY	Dec. 31, 2013 Daqu CNY	Dec. 31, 2013 Daqu CNY	Dec. 31, 2013 Other Investments CNY
Changes in the Group's equity investments:
Balance, beginning of period		227,832,057	33,384,729			20,944,906	23,579,748			16,400,017	9,804,981	190,487,134
Investment		281,331,779	200,000,000		27,000,000			5,098,956	10,803,330	5,098,956		197,982,823	200,000,000	20,000,000	20,000,000	40,000,000	40,000,000	18,250,000
Share of (loss) / income in equity investment	(2,510,555)	(15,198,149)	(5,334,495)	(1,574,506)		(589,264)	(2,634,842)			971,817	6,638,070	(13,345,038)	(9,337,723)		(700,401)		(109,401)	(1,425,862)
Converted to controlling interest (Note 11-(5))		(22,457,817)								(22,457,817)
Foreign currency translation adjustments		(1,489,155)	(218,177)							(12,973)	(43,034)	(1,476,182)	(175,143)
Balance, end of period	$ 77,641,561	470,018,715	227,832,057	33,384,729		20,355,642	20,944,906				16,400,017	373,648,737	190,487,134		19,299,599	39,890,599	39,890,599	16,824,138